Accounts receivable, trade	12 Months Ended
Dec. 31, 2013
Accounts receivable, trade [Abstract]
Accounts receivable, trade

Note 3 - Accounts receivable, trade

Accounts receivable as of December 31, 2013 and 2012 consisted of the following:

	December 31,
	2013	2012

Accounts receivable	$48,161	$59,355
Allowance for doubtful accounts	(98)	-
	$48,063	$59,355

The movements in allowance for doubtful accounts are as follows:

	December 31,
	2013	2012

Addition and balance at the end of the year	$98	$-

During the years ended December 31, 2013, 2012 and 2011, the Company wrote off delinquent accounts receivable of nil, nil and $191, respectively.

All of the Company's customers are located in the PRC and Hong Kong. The Company provides credit in the normal course of business. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.